Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Institutional Fiduciary Trust
Entity Central Index Key	0000765485
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	IFT Money Market Portfolio
Class Name	Class A
Trading Symbol	INFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about IFT Money Market Portfolio for the period July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$37	0.36%
[1]
Expenses Paid, Amount	$ 37	[1]
Expense Ratio, Percent	0.36%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of June 30, 2024, the seven-day current yield for Class A shares of the Institutional Fiduciary Trust Money Market Portfolio was 4.97% and the seven-day effective yield was 5.09%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund’s performance was mainly driven by the high levels of income provided by short-term interest rates. There were no significant credit events that would have impacted the Fund’s returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Net Assets	$ 6,464,382,318
Holdings Count | $ / shares	88	[2]
Advisory Fees Paid, Amount	$ 11,052,465
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$6,464,382,318
Total Number of Portfolio Holdings*	88
Total Administrative Fee Paid	$11,052,465
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[2]
*	Reflects holdings of The U.S. Government Money Market Portfolio.